INCOME TAXES - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	12.00%	12.00%	12.00%
Expected increase in net loss attributable to the parent if taxes on profits generated from income received from under the Services and Right to Use Arrangements have been paid	$ 32,467,000	$ 33,835,000	$ 29,833,000
Effective tax rate	0.90%	(2.70%)	0.30%
Valuation allowances	$ 63,869,000	$ 58,338,000
Adjusted operating tax losses carried forwards, expired	123,886,000
Aggregate undistributed earnings of foreign subsidiaries	982,864,000	631,174,000
Provision related to tax withholding for dividends	0	0
Deferred income tax liability, undistributed earnings	117,944,000	75,741,000
Interest and penalties related to uncertain tax positions recognized	$ 0	$ 0
Diluted Earnings Per Class A Share [Member]
Schedule Of Income Taxes [Line Items]
Expected increase in loss per share if taxes on profits generated from income received from under the Services and Right to Use Arrangements have been paid	$ 0.134	$ 0.177	$ 0.165
Operating Tax Loss Carry Forwards Expiring 2022 [Member]
Schedule Of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration	$ 133,424,000
Operating Tax Loss Carry Forwards Expiring 2020 [Member]
Schedule Of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration	111,823,000
Operating Tax Loss Carry Forwards Expiring 2021 [Member]
Schedule Of Income Taxes [Line Items]
Adjusted operating tax losses carry forwards expiration	$ 135,237,000
Macau Complementary Tax [Member]
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	12.00%	12.00%	12.00%
Hong Kong Profits Tax [Member]
Schedule Of Income Taxes [Line Items]
Percentage of tax on estimated taxable income	16.50%	16.50%	16.50%
Statute of limitation for tax return	6 years
Macau Tax [Member]
Schedule Of Income Taxes [Line Items]
Statute of limitation for tax return	5 years